Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Liquidity

In 2018, due to the downturn situation in the overall industry, and the Company invested a large amount of money to promote the business, which led to a net loss of approximately $3.54 million and a negative cash flows from operating activities of approximately $5.05 million for the Company during the fiscal year. Net loss for the year ended December 31, 2017 was $996,825 and a negative cash flows from operating activities was approximately $1.91 million. However, after the third quarter of 2018, the industry situation has begun to improve, the company’s revenue level has gradually picked up, and the scale of losses has gradually narrowed. In the first quarter of fiscal year 2019, the Company’s revenue has exceeded the highest level in history and achieved profitability. Therefore, as long as the Company continues to focus on P2P industry, to increase the number of customers and expand the new line of business to car rental, the Company will achieve profitability. The CEO of the Company, major shareholder of the Company, confirms that he will personally provide all the necessary financial support to the Company to ensure its sufficient working capital for the future business operations. We believe that our current working capital is sufficient to support our operations for the next twelve months from the report issuance date.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and their VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant estimates required to be made by management include, but are not limited to, useful lives of property, plant and equipment, deferred income tax and share based compensation. Actual results could differ from these estimates.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments were included in accumulated other comprehensive income (loss). The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2018 and 2017 were translated at 6.8776 RMB and 6.5067 RMB to $1.00, respectively. The shareholder’s equity accounts were stated at their historical rate. The average translation rates applied to the consolidated statements of operatons for the years ended December 31, 2018, 2017 and 2016 were 6.6163 RMB, 6.7563 RMB and 6.6404 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts included in current assets and current liabilities are reported in the consolidated balance sheets as approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. The long-term prepaid expense is approximate to its carrying value.

Revenue recognition

On January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC 606) using the modified retrospective method for contracts that were not completed as of January 1, 2018. This did not result in an adjustment to retained earnings upon adoption of this new guidance as the Company’s revenue was recognized based on the amount of consideration we expect to receive in exchange for satisfying the performance obligations.

The core principle underlying the revenue recognition ASU is that the Company will recognize revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company’s revenue streams are primarily recognized at a point in time.

The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and confirmed that there were no differences in the pattern of revenue recognition.

Transaction Fees: Transaction fees are paid by borrowers to the Company for the work performed through its platform. These fees are recognized as a component of operating revenue at the time of loan issuance. The amount of these fees is based upon the loan amount and other terms of the loan, including credit grade, maturity and other factors. These fees are non-refundable upon the issuance of loan.

Management Fees: Loan borrowers pay a management fee on each loan payment to compensate the Company for services provided in connection with facilitation of the loan transactions. The Company records management fees as a component of operating revenue at the time of loan issuance. The amount of these fees is based upon the loan amount and other terms of the loan, including credit grade, maturity and other factors. These fees are non-refundable upon the issuance of loan.

In applying judgment, the Company considered customers’ expectations of performance, materiality and the core principles of ASC Topic 606. The aforementioned revenues are recognized and the Company’s performance obligations (control of services) are generally transferred to the customers at the time of loan issuance. The Company’s contracts with borrowers generally do not include any variable consideration.

Sales taxes: Transaction fee, management fee and license fee that are earned and received in the PRC are subject to a Chinese value-added tax (“VAT”) at a rate of 6% starting in April 2017 (3% prior to March 2017) of the gross proceed or at a rate approved by the Chinese local government Transaction fee and management fee that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 10% of the VAT. VAT and miscellaneous sales taxes are presented as reduction of revenue.

Incentives

In order to incentivize lenders, the Company provides incentives to marketplace lenders, who commit a certain amount of money for a period of time. During the relevant incentive program period, the Company set certain thresholds for the lenders to qualify for the cash incentive. When a qualified investment is made by a lender, the incentive payment is paid to the lender as a percentage of investment amount at the time of loan issuance as part of its investment to the specified loan that he/she has invested. The incentive expenses are recognized in our selling expenses in the accompanying consolidated statements of operations and comprehensive loss. These expenses amounted to $2,191,498, $1,497,279 and $503,238 for the years ended December 31, 2018, 2017 and 2016, respectively.

Servicing Expense

Servicing expenses are paid by the Company to a third party platform provider on each deposit made by the lenders into their respective fund accounts held by the third party platform fund accounts. The amount of these expenses is based upon the deposit amount. The servicing expenses are recognized in our selling expenses in the accompanying consolidated statements of operations and comprehensive loss. These expenses amounted to $134,374, $205,604 and $105,386 for the years ended December 31, 2018, 2017 and 2016, respectively.

Verification, credit assessment and the decision-making processes costs

Costs related to verification and credit assessment are recognized in the selling expenses in our accompanying consolidated statements of operations. Costs related to the decision-making processes are recognized in the general and administration expenses in our accompanying consolidated statements of operations. These expenses are immaterial to our consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consist of cash on hand, demand deposits, short-term investment placed with banks or other financial institutions and have original maturities of less than six months and restricted cash, deposit of $600,000 was to fund an escrow account established for purpose of indemnifying the underwriter of the initial public offering in March 2018 as restricted cash for 30 months, which was classified as non-current assets as of December 31, 2018. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at a third party platform fund accounts which are unrestricted as to immediate withdrawal and use.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method after consideration of the estimated useful lives and estimated residual value. The estimated useful lives are as follows:

	Useful Life	Estimated Residual Value
Office equipment and furnishing	3-5 years	5%
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives	-

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2018 and 2017, no impairment of long-lived assets was recognized.

Deferred rent

The Company leases office space and apartment units under operating lease agreements. Certain lease agreements contain scheduled rent increases, tenant improvement allowances or free rent clauses during the term of the lease which are recorded as deferred rent liabilities. Deferred rent liabilities represent the cumulative amount charged to operations under these leases in excess of the amounts paid and was included in prepaid expenses. Rent expense is amortized on a straight-line basis to operating expense over the applicable lease term.

Research and development

Research and development costs, which include the salary of the Company’s research and development department and benefit and website development cost, are expensed as incurred.

Advertising costs

Advertising costs are expensed as incurred and included in selling expenses. These expenses amounted to $431,734 ,$460,351 and $373,510 for the years ended December 31, 2018, 2017 and 2016, respectively.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax is charged or credited in the operations of statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in the year ended December 31, 2018 and 2017 are subject to examination by any applicable tax authorities.

Non-controlling Interest

Non-controlling interest mainly consists of an aggregate of 6.8% (amended from 10.8% on December 4, 2017 as a result of a former Shareholder of Shanghai Dianniu transferred its 4.0625% equity interest to a Shanghai Dianniu Participating Shareholder) of the equity interests of Shanghai Dianniu held by two entities. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing income (loss) available to ordinary shareholders of the Company by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue common shares were exercised and converted into common shares. As of December 31, 2018 and 2017, there were no dilutive shares.

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $325,086, $260,451 and $159,352 for the years ended December 31, 2018, 2017 and 2016.

Non-employees stock based conpensation

Share-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU 2016-02,“Leases” to provide a new comprehensive model for lease accounting. Under this guidance, lessees and lessors should apply a “right-of-use” model in accounting for all leases (including subleases) and eliminate the concept of operating leases and off-balance sheet leases. This guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2018. Early adoption is permitted. The Company is evaluating the impact on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The amendments in this Update affect any entity that is required to apply the provisions of Topic 220, Income Statement – Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by GAAP. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In June, 2018, the FASB issued ASU No. 2018-07 to provide guidance to reduce cost and complexity and to improve financial reporting for share-based payments issued to non-employees (for example, service providers, external legal counsel, suppliers, etc.). The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.